Finance debts - Changes in liabilities arising from financing activities (Details) € in Millions	12 Months Ended
Dec. 31, 2020 EUR (€)
Borrowings
Carrying amount at beginning	€ 30,166
Cash flows	2,246
Currency translation differences	(1,209)
Other non-monetary changes	501
Carrying amount at end	31,704
Long-term debt and current portion of long-term debt
Borrowings
Carrying amount at beginning	22,066
Cash flows	2,178
Currency translation differences	(348)
Other non-monetary changes	(92)
Carrying amount at end	23,804
Short term debt
Borrowings
Carrying amount at beginning	2,452
Cash flows	937
Currency translation differences	(528)
Other non-monetary changes	21
Carrying amount at end	2,882
Long-term and current portion of long-term lease liabilities
Borrowings
Carrying amount at beginning	5,648
Cash flows	(869)
Currency translation differences	(333)
Other non-monetary changes	572
Carrying amount at end	€ 5,018